ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2022	2021	2020

Trade payables	$2,723,531	$987,498	$1,603,284
Payroll related liabilities	452,751	521,692	60,455
Accrued liabilities	186,148	282,032	66,622

	$3,362,430	$1,791,222	$1,730,361